Schedule of Investments (unaudited)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.9%
Boeing Co. (The)
2.60%, 10/30/25 (Call 07/30/25)	$865	$813,853
4.88%, 05/01/25 (Call 04/01/25)	10,947	10,948,751
General Dynamics Corp.
3.25%, 04/01/25 (Call 03/01/25)	4,053	3,954,107
3.50%, 05/15/25 (Call 03/15/25)(a)	3,177	3,114,191
Hexcel Corp., 4.95%, 08/15/25 (Call 05/15/25)	890	870,651
L3Harris Technologies Inc., 3.83%, 04/27/25 (Call 01/27/25)	2,512	2,454,752
Lockheed Martin Corp., 4.95%, 10/15/25 (Call 09/15/25)(a)	463	470,376
Northrop Grumman Corp., 2.93%, 01/15/25 (Call 11/15/24)	5,777	5,594,793
Raytheon Technologies Corp., 3.95%, 08/16/25 (Call 06/16/25)	5,565	5,497,107
		33,718,581
Agriculture — 1.2%
Altria Group Inc., 2.35%, 05/06/25 (Call 04/06/25)	3,302	3,135,150
Bunge Ltd. Finance Corp., 1.63%, 08/17/25 (Call 07/17/25)	2,310	2,129,866
Philip Morris International Inc.
1.50%, 05/01/25 (Call 04/01/25)	3,117	2,913,335
3.38%, 08/11/25 (Call 05/11/25)(a)	3,158	3,062,155
5.00%, 11/17/25	1,335	1,352,969
Reynolds American Inc., 4.45%, 06/12/25 (Call 03/12/25)	8,755	8,594,171
		21,187,646
Airlines — 0.3%
Southwest Airlines Co., 5.25%, 05/04/25 (Call 04/04/25)	4,704	4,736,787
United Airlines Pass Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	694	660,301
		5,397,088
Apparel — 0.7%
NIKE Inc., 2.40%, 03/27/25 (Call 02/27/25)(a)	4,534	4,387,371
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)	2,079	2,044,405
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(a)	1,660	1,624,177
Tapestry Inc., 4.25%, 04/01/25 (Call 01/01/25)(a)	805	792,136
VF Corp., 2.40%, 04/23/25 (Call 03/23/25)(a)	3,667	3,478,663
		12,326,752
Auto Manufacturers — 3.9%
American Honda Finance Corp.
1.00%, 09/10/25	2,563	2,339,609
1.20%, 07/08/25(a)	2,630	2,425,518
1.50%, 01/13/25	2,650	2,501,282
Cummins Inc., 0.75%, 09/01/25 (Call 08/01/25)	2,214	2,014,541
General Motors Co.
4.00%, 04/01/25(a)	1,690	1,648,713
6.13%, 10/01/25 (Call 09/01/25)(a)	6,070	6,224,482
General Motors Financial Co. Inc.
2.75%, 06/20/25 (Call 05/20/25)	3,625	3,420,550
2.90%, 02/26/25 (Call 01/26/25)	3,676	3,507,382
3.80%, 04/07/25(a)	3,215	3,123,308
4.00%, 01/15/25 (Call 10/15/24)	2,605	2,548,472
4.30%, 07/13/25 (Call 04/13/25)(a)	2,282	2,236,543
4.35%, 04/09/25 (Call 02/09/25)	3,393	3,328,906
6.05%, 10/10/25	3,645	3,714,292
Honda Motor Co. Ltd., 2.27%, 03/10/25 (Call 02/10/25)	3,115	2,966,788
PACCAR Financial Corp.
1.80%, 02/06/25	1,622	1,537,088
2.85%, 04/07/25	1,140	1,100,613
3.55%, 08/11/25	1,820	1,785,820
4.95%, 10/03/25	665	673,851
Security	Par (000)	Value

Auto Manufacturers (continued)
Toyota Motor Credit Corp.
0.80%, 10/16/25	$2,646	$2,400,266
1.45%, 01/13/25(a)	2,780	2,621,623
1.80%, 02/13/25	4,044	3,825,543
3.00%, 04/01/25	3,873	3,745,540
3.40%, 04/14/25(a)	1,185	1,154,984
3.65%, 08/18/25	2,680	2,622,192
3.95%, 06/30/25(a)	3,665	3,617,758
4.80%, 01/10/25	35	35,124
5.40%, 11/10/25	2,300	2,353,544
		69,474,332
Auto Parts & Equipment — 0.5%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 02/18/23)	3,481	3,319,725
BorgWarner Inc., 3.38%, 03/15/25 (Call 12/15/24)	2,801	2,708,735
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	3,142	3,088,429
		9,116,889
Banks — 23.9%
Australia & New Zealand Banking Group Ltd., 5.09%, 12/08/25	2,030	2,054,238
Australia & New Zealand Banking Group Ltd./New York NY, 3.70%, 11/16/25(a)	2,907	2,841,447
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	3,460	3,138,531
Banco Santander SA
2.75%, 05/28/25	4,935	4,669,349
3.50%, 03/24/25	4,060	3,933,572
5.15%, 08/18/25	5,230	5,222,469
5.18%, 11/19/25	4,570	4,547,196
Bank of America Corp.
3.88%, 08/01/25	5,707	5,625,047
4.00%, 01/22/25	9,129	8,968,695
Series L, 3.95%, 04/21/25	8,282	8,142,697
Bank of Montreal
1.50%, 01/10/25	4,520	4,247,489
1.85%, 05/01/25	5,388	5,067,899
3.70%, 06/07/25(a)	5,104	4,984,668
Bank of New York Mellon Corp. (The)
1.60%, 04/24/25 (Call 03/24/25)	4,533	4,245,109
3.35%, 04/25/25 (Call 03/25/25)(a)	4,105	4,002,662
3.95%, 11/18/25 (Call 10/18/25)	1,611	1,586,658
Series G, 3.00%, 02/24/25 (Call 01/24/25)	2,796	2,712,511
Bank of Nova Scotia (The)
1.30%, 06/11/25(a)	3,962	3,661,086
1.45%, 01/10/25	3,056	2,866,925
2.20%, 02/03/25	4,729	4,497,374
3.45%, 04/11/25	5,025	4,878,974
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)(a)	2,029	2,012,058
Barclays PLC, 3.65%, 03/16/25	6,616	6,435,516
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	2,454	2,231,275
2.25%, 01/28/25	3,707	3,525,691
3.30%, 04/07/25	3,190	3,093,790
3.95%, 08/04/25	5,109	5,025,417
Citigroup Inc.
3.30%, 04/27/25(a)	5,117	4,958,680
3.88%, 03/26/25	3,492	3,429,004
4.40%, 06/10/25	7,666	7,609,348
5.50%, 09/13/25	4,931	5,004,028
Citizens Bank NA/Providence RI, 2.25%, 04/28/25 (Call 03/28/25)	2,691	2,530,536

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Citizens Financial Group Inc., 4.30%, 12/03/25 (Call 11/03/25)(a)	$1,547	$1,510,676
Comerica Bank, 4.00%, 07/27/25	1,274	1,243,844
Commonwealth Bank of Australia, 5.08%, 01/10/25	480	483,768
Cooperatieve Rabobank UA
4.38%, 08/04/25	5,869	5,761,363
5.00%, 01/13/25	15	15,093
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25(a)	2,400	2,256,960
3.38%, 05/21/25	2,767	2,693,176
Credit Suisse AG, 7.95%, 01/09/25	2,024	2,073,548
Credit Suisse AG/New York NY
2.95%, 04/09/25	4,739	4,378,267
3.70%, 02/21/25	6,135	5,777,330
Credit Suisse Group AG, 3.75%, 03/26/25	6,611	6,225,446
Deutsche Bank AG, 4.50%, 04/01/25(a)	4,690	4,545,829
Deutsche Bank AG/New York NY, 4.16%, 05/13/25(a)	2,530	2,497,970
Fifth Third Bancorp., 2.38%, 01/28/25 (Call 12/29/24)	4,384	4,185,142
Fifth Third Bank NA, 3.95%, 07/28/25 (Call 06/28/25)	1,970	1,946,931
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)	1,155	1,129,405
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)	1,442	1,436,708
Goldman Sachs Group Inc. (The)
3.50%, 01/23/25 (Call 10/23/24)	7,327	7,138,769
3.50%, 04/01/25 (Call 03/01/25)	10,708	10,398,432
3.75%, 05/22/25 (Call 02/22/25)	6,553	6,403,919
4.25%, 10/21/25	6,814	6,709,269
HSBC Holdings PLC, 4.25%, 08/18/25	5,533	5,433,019
Huntington Bancshares Inc./OH, 4.00%, 05/15/25 (Call 04/15/25)	2,875	2,828,885
JPMorgan Chase & Co.
3.13%, 01/23/25 (Call 10/23/24)	9,326	9,087,907
3.90%, 07/15/25 (Call 04/15/25)	9,189	9,067,338
7.75%, 07/15/25	615	663,622
KeyBank NA/Cleveland OH
3.30%, 06/01/25	2,738	2,652,711
4.15%, 08/08/25(a)	1,490	1,472,403
KeyCorp, 4.15%, 10/29/25(a)	2,053	2,036,453
Lloyds Bank PLC, 3.50%, 05/14/25	475	461,353
Lloyds Banking Group PLC
4.45%, 05/08/25	6,248	6,167,838
4.58%, 12/10/25	4,307	4,217,457
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	3,487	3,354,878
5.40%, 11/21/25 (Call 10/21/25)	798	813,705
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	6,046	5,544,122
2.19%, 02/25/25	8,711	8,240,432
3.78%, 03/02/25	3,092	3,025,646
Morgan Stanley
4.00%, 07/23/25(a)	10,221	10,061,246
5.00%, 11/24/25	7,099	7,131,726
National Australia Bank Ltd./New York, 3.50%, 06/09/25(a)	899	876,426
National Bank of Canada, 5.25%, 01/17/25	450	452,939
Northern Trust Corp., 3.95%, 10/30/25	3,912	3,845,692
PNC Bank NA
2.95%, 02/23/25 (Call 01/23/25)	2,792	2,706,397
3.25%, 06/01/25 (Call 05/02/25)	2,733	2,658,088
3.88%, 04/10/25 (Call 03/10/25)	2,422	2,376,176
4.20%, 11/01/25 (Call 10/01/25)	1,701	1,681,932
Regions Financial Corp., 2.25%, 05/18/25 (Call 04/18/25)(a)	3,455	3,264,249
Security	Par (000)	Value

Banks (continued)
Royal Bank of Canada
1.15%, 06/10/25	$5,812	$5,362,442
1.60%, 01/21/25	3,320	3,131,889
3.38%, 04/14/25	4,670	4,553,390
Santander Holdings USA Inc.
3.45%, 06/02/25 (Call 05/02/25)(a)	3,681	3,525,956
4.50%, 07/17/25 (Call 04/17/25)	4,059	4,006,395
State Street Corp., 3.55%, 08/18/25	5,969	5,851,411
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	800	776,584
Sumitomo Mitsui Financial Group Inc.
1.47%, 07/08/25	8,289	7,611,457
2.35%, 01/15/25	5,514	5,254,732
SVB Financial Group, 3.50%, 01/29/25(a)	1,351	1,311,686
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	1,710	1,702,869
Synovus Financial Corp., 5.20%, 08/11/25 (Call 07/11/25)(a)	740	738,838
Toronto-Dominion Bank (The)
0.75%, 09/11/25	3,883	3,518,114
1.15%, 06/12/25	3,294	3,030,513
1.45%, 01/10/25(a)	3,355	3,158,632
3.77%, 06/06/25	5,505	5,390,441
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)	3,743	3,510,485
3.63%, 09/16/25 (Call 08/16/25)	3,502	3,401,843
4.05%, 11/03/25 (Call 09/03/25)	1,335	1,318,499
Truist Financial Corp.
1.20%, 08/05/25 (Call 07/03/25)(a)	1,934	1,782,510
3.70%, 06/05/25 (Call 05/05/25)	3,000	2,941,830
4.00%, 05/01/25 (Call 03/01/25)	3,230	3,184,522
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/12/25)(a)	5,837	5,463,490
3.95%, 11/17/25 (Call 10/17/25)	2,923	2,892,396
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)	3,176	3,035,684
2.80%, 01/27/25 (Call 12/27/24)(a)	1,743	1,689,961
Wells Fargo & Co.
3.00%, 02/19/25(a)	8,964	8,650,708
3.55%, 09/29/25	8,787	8,542,809
Westpac Banking Corp.
2.35%, 02/19/25	4,791	4,573,345
3.74%, 08/26/25	2,950	2,893,301
		429,491,156
Beverages — 1.3%
Brown-Forman Corp., 3.50%, 04/15/25 (Call 02/15/25)(a)	1,319	1,294,084
Coca-Cola Consolidated Inc., 3.80%, 11/25/25 (Call 08/25/25)	1,231	1,204,410
Constellation Brands Inc.
4.40%, 11/15/25 (Call 09/15/25)	2,052	2,032,526
4.75%, 12/01/25(a)	1,315	1,314,790
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	2,544	2,345,721
5.20%, 10/24/25	1,544	1,577,551
Keurig Dr Pepper Inc.
3.40%, 11/15/25 (Call 08/15/25)(a)	2,268	2,196,603
4.42%, 05/25/25 (Call 03/25/25)	1,977	1,962,667
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	4,921	4,720,125
2.75%, 04/30/25 (Call 01/30/25)(a)	3,362	3,253,878
3.50%, 07/17/25 (Call 04/17/25)(a)	2,011	1,977,557
		23,879,912

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology — 1.5%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	$2,642	$2,494,154
3.13%, 05/01/25 (Call 02/01/25)(a)	3,377	3,263,668
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	3,750	3,680,400
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	6,198	6,090,712
Gilead Sciences Inc., 3.50%, 02/01/25 (Call 11/01/24)	6,713	6,569,073
Illumina Inc., 5.80%, 12/12/25 (Call 11/12/25)	965	984,271
Royalty Pharma PLC, 1.20%, 09/02/25 (Call 08/02/25)	3,893	3,532,197
		26,614,475
Building Materials — 0.4%
Carrier Global Corp., 2.24%, 02/15/25 (Call 01/15/25)	2,151	2,042,267
Fortune Brands Home & Security Inc., 4.00%, 06/15/25 (Call 03/15/25)	2,112	2,059,644
Lennox International Inc., 1.35%, 08/01/25 (Call 07/01/25)(a)	1,992	1,819,871
Vulcan Materials Co., 4.50%, 04/01/25 (Call 01/01/25)	937	932,090
		6,853,872
Chemicals — 1.6%
Air Products and Chemicals Inc., 1.50%, 10/15/25 (Call 09/15/25)	2,332	2,162,580
Celanese U.S. Holdings LLC, 6.05%, 03/15/25	5,860	5,905,767
DuPont de Nemours Inc., 4.49%, 11/15/25 (Call 09/25/25)	6,170	6,167,347
Eastman Chemical Co., 3.80%, 03/15/25 (Call 12/15/24)	2,762	2,696,237
EI du Pont de Nemours and Co., 1.70%, 07/15/25 (Call 06/15/25)(a)	2,466	2,303,762
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)	1,612	1,554,935
4.70%, 12/05/25 (Call 11/05/25)	1,559	1,578,378
LYB International Finance III LLC, 1.25%, 10/01/25 (Call 09/01/25)	1,821	1,650,828
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	1,593	1,529,949
5.95%, 11/07/25(a)	600	618,384
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	1,306	1,268,635
4.25%, 08/08/25	680	671,996
		28,108,798
Commercial Services — 1.2%
Automatic Data Processing Inc., 3.38%, 09/15/25 (Call 06/15/25)	4,494	4,391,312
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)(a)	1,090	1,094,872
Cintas Corp. No. 2, 3.45%, 05/01/25 (Call 04/01/25)(a)	504	491,052
Equifax Inc., 2.60%, 12/15/25 (Call 11/15/25)	1,666	1,564,224
Global Payments Inc., 2.65%, 02/15/25 (Call 01/15/24)	3,096	2,953,986
Moody’s Corp., 3.75%, 03/24/25 (Call 02/24/25)	2,702	2,646,258
PayPal Holdings Inc., 1.65%, 06/01/25 (Call 05/01/25)	4,210	3,940,139
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	2,581	2,527,212
Yale University, Series 2020, 0.87%, 04/15/25 (Call 03/15/25)(a)	1,645	1,524,241
		21,133,296
Computers — 2.6%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	1,700	1,546,626
1.13%, 05/11/25 (Call 04/11/25)(a)	6,552	6,103,843
2.50%, 02/09/25(a)	4,060	3,918,671
2.75%, 01/13/25 (Call 11/13/24)	3,947	3,829,458
3.20%, 05/13/25(a)	5,586	5,455,120
Dell International LLC/EMC Corp., 5.85%, 07/15/25 (Call 06/15/25)	4,226	4,307,858
Hewlett Packard Enterprise Co., 4.90%, 10/15/25 (Call 07/15/25)	8,745	8,743,513
Security	Par (000)	Value

Computers (continued)
HP Inc., 2.20%, 06/17/25 (Call 05/17/25)	$4,538	$4,271,211
International Business Machines Corp.
4.00%, 07/27/25	1,481	1,462,562
7.00%, 10/30/25(a)	2,254	2,409,165
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)(a)	1,436	1,394,773
NetApp Inc., 1.88%, 06/22/25 (Call 05/22/25)(a)	3,421	3,181,804
		46,624,604
Cosmetics & Personal Care — 0.5%
Colgate-Palmolive Co., 3.10%, 08/15/25	388	378,459
GSK Consumer Healthcare Capital U.K. PLC, 3.13%, 03/24/25	3,115	2,995,291
Procter & Gamble Co. (The), 0.55%, 10/29/25	3,473	3,156,019
Unilever Capital Corp.
3.10%, 07/30/25	1,460	1,412,112
3.38%, 03/22/25 (Call 01/22/25)(a)	1,478	1,443,104
		9,384,985
Distribution & Wholesale — 0.1%
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)(a)	2,875	2,727,426

Diversified Financial Services — 6.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.50%, 01/15/25 (Call 11/15/24)	3,245	3,119,126
4.45%, 10/01/25 (Call 08/01/25)(a)	1,813	1,770,376
6.50%, 07/15/25 (Call 06/15/25)(a)	4,355	4,438,442
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,390	1,348,898
Air Lease Corp.
2.30%, 02/01/25 (Call 01/01/25)(a)	2,404	2,262,837
3.25%, 03/01/25 (Call 01/01/25)	2,534	2,430,587
3.38%, 07/01/25 (Call 06/01/25)(a)	2,840	2,710,496
Ally Financial Inc.
4.63%, 03/30/25	1,884	1,867,496
5.80%, 05/01/25 (Call 04/01/25)(a)	2,958	2,993,052
American Express Co.
2.25%, 03/04/25 (Call 02/01/25)	5,310	5,053,739
3.95%, 08/01/25 (Call 07/01/25)	7,410	7,301,740
4.20%, 11/06/25 (Call 10/06/25)(a)	3,023	3,000,146
Ameriprise Financial Inc., 3.00%, 04/02/25 (Call 03/02/25)	2,034	1,963,258
Capital One Financial Corp.
3.20%, 02/05/25 (Call 01/05/25)	3,693	3,582,099
4.20%, 10/29/25 (Call 09/29/25)	4,708	4,605,507
4.25%, 04/30/25 (Call 03/31/25)	3,186	3,143,594
Charles Schwab Corp. (The)
3.00%, 03/10/25 (Call 12/10/24)	1,577	1,529,122
3.63%, 04/01/25 (Call 01/01/25)	1,620	1,585,996
3.85%, 05/21/25 (Call 03/21/25)	2,995	2,948,398
4.20%, 03/24/25 (Call 02/22/25)(a)	2,226	2,216,606
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)	3,229	3,144,562
Discover Financial Services, 3.75%, 03/04/25 (Call 12/04/24)(a)	2,674	2,596,989
Franklin Resources Inc., 2.85%, 03/30/25	1,460	1,404,213
Intercontinental Exchange Inc.
3.65%, 05/23/25 (Call 04/23/25)	1,625	1,602,526
3.75%, 12/01/25 (Call 09/01/25)	4,848	4,766,941
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25 (Call 05/01/25)(a)	1,532	1,522,165
Lazard Group LLC, 3.75%, 02/13/25	2,241	2,182,107
Mastercard Inc., 2.00%, 03/03/25 (Call 02/03/25)(a)	2,781	2,646,789
Nomura Holdings Inc.
1.85%, 07/16/25(a)	4,024	3,703,690
2.65%, 01/16/25	4,840	4,605,212

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.10%, 07/03/25	$2,155	$2,148,858
Radian Group Inc., 6.63%, 03/15/25 (Call 09/15/24)(a)	2,040	2,042,611
Synchrony Financial
4.50%, 07/23/25 (Call 04/24/25)	3,850	3,745,627
4.88%, 06/13/25 (Call 05/13/25)	3,240	3,179,380
Visa Inc., 3.15%, 12/14/25 (Call 09/14/25)	13,365	12,980,222
Western Union Co. (The), 2.85%, 01/10/25 (Call 12/10/24)	2,293	2,203,642
		114,347,049
Electric — 4.9%
Ameren Illinois Co., 3.25%, 03/01/25 (Call 12/01/24)(a)	611	594,460
American Electric Power Co. Inc., Series N, 1.00%, 11/01/25 (Call 10/01/25)(a)	1,806	1,630,619
Appalachian Power Co., 3.40%, 06/01/25 (Call 03/01/25)	1,373	1,330,657
Arizona Public Service Co., 3.15%, 05/15/25 (Call 02/15/25)(a)	1,323	1,271,482
Avangrid Inc., 3.20%, 04/15/25 (Call 03/15/25)	2,825	2,715,362
Berkshire Hathaway Energy Co.
3.50%, 02/01/25 (Call 11/01/24)(a)	1,761	1,723,508
4.05%, 04/15/25 (Call 03/15/25)	5,011	4,950,668
Connecticut Light & Power Co. (The), Series A, 0.75%, 12/01/25 (Call 11/01/25)(a)	954	859,296
Constellation Energy Generation LLC, 3.25%, 06/01/25 (Call 05/01/25)	3,337	3,215,400
Dominion Energy Inc.
3.90%, 10/01/25 (Call 07/01/25)	2,616	2,569,618
Series A, 3.30%, 03/15/25 (Call 02/15/25)	1,607	1,552,555
DTE Electric Co., 3.38%, 03/01/25 (Call 12/01/24)	1,353	1,321,029
DTE Energy Co., Series F, 1.05%, 06/01/25 (Call 05/01/25)	2,819	2,583,952
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)	1,945	1,761,042
5.00%, 12/08/25(a)	1,167	1,177,060
Duke Energy Progress LLC, 3.25%, 08/15/25 (Call 05/15/25)	1,762	1,707,766
Edison International
4.70%, 08/15/25(a)	1,480	1,460,360
4.95%, 04/15/25 (Call 03/15/25)(a)	1,829	1,821,904
Entergy Corp., 0.90%, 09/15/25 (Call 08/15/25)(a)	2,744	2,471,219
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(a)	1,136	1,106,225
Eversource Energy
Series H, 3.15%, 01/15/25 (Call 10/15/24)(a)	1,218	1,179,304
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	1,496	1,349,242
Exelon Corp., 3.95%, 06/15/25 (Call 03/15/25)(a)	3,536	3,480,945
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	3,770	3,636,052
3.13%, 12/01/25 (Call 06/01/25)	1,894	1,835,153
Iberdrola International BV, 5.81%, 03/15/25(a)	1,857	1,897,111
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25 (Call 07/01/25)	889	859,094
National Rural Utilities Cooperative Finance Corp.
1.88%, 02/07/25	775	735,002
2.85%, 01/27/25 (Call 10/27/24)	1,652	1,594,610
3.25%, 11/01/25 (Call 08/01/25)	1,660	1,590,363
3.45%, 06/15/25	415	403,762
5.45%, 10/30/25	1,280	1,306,086
NextEra Energy Capital Holdings Inc., 4.45%, 06/20/25(a)	2,060	2,049,267
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	2,436	2,195,445
2.95%, 04/01/25 (Call 01/01/25)	1,257	1,210,214
Pacific Gas and Electric Co.
3.45%, 07/01/25	775	742,954
3.50%, 06/15/25 (Call 03/15/25)	2,900	2,767,963
Security	Par (000)	Value

Electric (continued)
4.95%, 06/08/25	$1,916	$1,901,553
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(a)	410	396,503
Pinnacle West Capital Corp., 1.30%, 06/15/25 (Call 05/15/25)	1,530	1,405,274
Public Service Electric & Gas Co., 3.00%, 05/15/25 (Call 02/15/25)(a)	974	941,157
Public Service Enterprise Group Inc., 0.80%, 08/15/25 (Call 07/15/25)	2,227	2,021,604
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)	1,816	1,742,016
Sempra Energy, 3.30%, 04/01/25 (Call 03/01/25)(a)	2,464	2,386,483
Southern California Edison Co.
Series C, 4.20%, 06/01/25	1,420	1,402,974
Series E, 3.70%, 08/01/25 (Call 06/01/25)	2,902	2,827,361
Southern Co. (The), 5.15%, 10/06/25(a)	505	510,621
Southern Power Co., 4.15%, 12/01/25 (Call 09/01/25)(a)	1,573	1,558,167
Tucson Electric Power Co., 3.05%, 03/15/25 (Call 12/15/24)(a)	513	495,014
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25 (Call 02/15/25)(a)	1,351	1,305,944
WEC Energy Group Inc., 5.00%, 09/27/25 (Call 08/27/25)	485	487,929
Wisconsin Public Service Corp., 5.35%, 11/10/25 (Call 10/10/25)(a)	373	380,165
Xcel Energy Inc., 3.30%, 06/01/25 (Call 12/01/24)(a)	2,390	2,310,700
		88,730,214
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25 (Call 03/01/25)(a)	1,146	1,113,671

Electronics — 0.6%
Amphenol Corp., 2.05%, 03/01/25 (Call 02/01/25)(a)	1,450	1,374,020
Arrow Electronics Inc., 4.00%, 04/01/25 (Call 01/01/25)(a)	1,775	1,734,991
Flex Ltd., 4.75%, 06/15/25 (Call 03/15/25)	2,523	2,500,470
Honeywell International Inc., 1.35%, 06/01/25 (Call 05/01/25)	4,552	4,248,108
Legrand France SA, 8.50%, 02/15/25	1,030	1,113,111
		10,970,700
Entertainment — 0.4%
Magallanes Inc.
3.64%, 03/15/25(b)	6,080	5,863,370
3.79%, 03/15/25 (Call 03/15/23)(b)	1,670	1,613,136
		7,476,506
Environmental Control — 0.4%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(a)	1,124	1,013,196
3.20%, 03/15/25 (Call 12/15/24)	2,542	2,460,860
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(a)	1,443	1,309,147
3.13%, 03/01/25 (Call 12/01/24)(a)	1,623	1,574,878
		6,358,081
Food — 1.3%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(a)	874	847,535
3.95%, 03/15/25 (Call 01/15/25)	2,924	2,880,549
Conagra Brands Inc., 4.60%, 11/01/25 (Call 09/01/25)(a)	3,491	3,466,912
General Mills Inc.
4.00%, 04/17/25 (Call 02/17/25)(a)	3,634	3,578,945
5.24%, 11/18/25 (Call 11/18/23)	125	125,620
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(a)	1,724	1,590,356
3.20%, 08/21/25 (Call 05/21/25)(a)	355	344,240
JM Smucker Co. (The), 3.50%, 03/15/25	4,050	3,937,167

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Mondelez International Inc., 1.50%, 05/04/25 (Call 04/04/25)	$2,813	$2,630,014
Sysco Corp., 3.75%, 10/01/25 (Call 07/01/25)	3,083	3,007,559
Walmart Inc., 3.90%, 09/09/25	550	547,426
		22,956,323
Forest Products & Paper — 0.0%
Fibria Overseas Finance Ltd., 4.00%, 01/14/25 (Call 11/14/24)	890	870,091

Gas — 0.3%
National Fuel Gas Co., 5.20%, 07/15/25 (Call 04/15/25)	1,752	1,749,179
NiSource Inc., 0.95%, 08/15/25 (Call 07/15/25)(a)	3,460	3,156,247
Southern California Gas Co., 3.20%, 06/15/25 (Call 03/15/25)	1,400	1,350,552
		6,255,978
Hand & Machine Tools — 0.1%
Stanley Black & Decker Inc., 2.30%, 02/24/25 (Call 02/24/23)(a)	2,135	2,034,207

Health Care - Products — 1.2%
Abbott Laboratories
2.95%, 03/15/25 (Call 12/15/24)(a)	3,427	3,329,159
3.88%, 09/15/25 (Call 06/15/25)	1,983	1,964,142
Boston Scientific Corp., 1.90%, 06/01/25 (Call 05/01/25)	2,427	2,282,739
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)	1,628	1,582,774
GE Healthcare Holding LLC, 5.60%, 11/15/25 (Call 10/15/25)(b)	3,890	3,954,379
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)	2,201	2,032,888
3.38%, 11/01/25 (Call 08/01/25)	2,278	2,207,724
Zimmer Biomet Holdings Inc., 3.55%, 04/01/25 (Call 01/01/25)(a)	3,635	3,539,000
		20,892,805
Health Care - Services — 2.2%
CommonSpirit Health, 1.55%, 10/01/25 (Call 07/01/25)	1,318	1,216,804
Elevance Health Inc.
2.38%, 01/15/25 (Call 12/15/24)	4,566	4,363,361
5.35%, 10/15/25 (Call 09/15/25)	1,616	1,642,341
HCA Inc.
5.25%, 04/15/25	5,100	5,105,559
5.38%, 02/01/25	7,515	7,544,083
Humana Inc., 4.50%, 04/01/25 (Call 03/01/25)	2,637	2,625,318
Laboratory Corp. of America Holdings, 3.60%, 02/01/25 (Call 11/01/24)	3,696	3,600,976
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25 (Call 08/15/25)	1,302	1,182,815
Quest Diagnostics Inc., 3.50%, 03/30/25 (Call 12/30/24)	1,890	1,836,740
Sutter Health, Series 20A, 1.32%, 08/15/25 (Call 05/15/25)	270	247,026
UnitedHealth Group Inc.
3.70%, 12/15/25(a)	1,241	1,221,926
3.75%, 07/15/25(a)	6,367	6,279,772
5.15%, 10/15/25	1,315	1,341,352
UPMC, Series D-1, 3.60%, 04/03/25	1,130	1,091,455
		39,299,528
Holding Companies - Diversified — 1.2%
Ares Capital Corp.
3.25%, 07/15/25 (Call 06/15/25)(a)	4,043	3,806,201
4.25%, 03/01/25 (Call 01/01/25)(a)	2,305	2,230,894
Blackstone Private Credit Fund
2.70%, 01/15/25 (Call 11/15/24)(a)	2,165	2,025,855
4.70%, 03/24/25(a)	2,513	2,439,595
Security	Par (000)	Value

Holding Companies - Diversified (continued)
7.05%, 09/29/25(a)(b)	$2,137	$2,167,367
FS KKR Capital Corp., 4.13%, 02/01/25 (Call 01/01/25)(a)	2,027	1,950,501
Goldman Sachs BDC Inc., 3.75%, 02/10/25 (Call 01/10/25)(a)	1,150	1,117,352
Oaktree Specialty Lending Corp., 3.50%, 02/25/25 (Call 01/25/25)(a)	1,025	989,023
Owl Rock Capital Corp.
3.75%, 07/22/25 (Call 06/22/25)(a)	1,847	1,741,425
4.00%, 03/30/25 (Call 02/28/25)	1,289	1,240,302
Owl Rock Core Income Corp., 5.50%, 03/21/25	1,440	1,405,642
		21,114,157
Home Builders — 0.3%
DR Horton Inc., 2.60%, 10/15/25 (Call 09/15/25)	2,303	2,165,695
Lennar Corp., 4.75%, 05/30/25 (Call 02/28/25)	2,416	2,389,497
Toll Brothers Finance Corp., 4.88%, 11/15/25 (Call 08/15/25)(a)	1,480	1,455,920
		6,011,112
Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25 (Call 02/15/25)(a)	1,156	1,137,585
Whirlpool Corp., 3.70%, 05/01/25(a)	1,227	1,198,938
		2,336,523
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.05%, 08/15/25	767	742,533

Insurance — 1.5%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/25 (Call 07/29/25)	1,193	1,152,581
Allstate Corp. (The), 0.75%, 12/15/25 (Call 11/15/25)	2,232	2,007,349
American International Group Inc., 2.50%, 06/30/25 (Call 05/30/25)(a)	3,079	2,930,992
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)	2,944	2,884,266
Chubb INA Holdings Inc., 3.15%, 03/15/25	3,151	3,061,323
CNO Financial Group Inc., 5.25%, 05/30/25 (Call 02/28/25)	1,855	1,855,612
Corebridge Financial Inc., 3.50%, 04/04/25 (Call 03/04/25)(b)	3,520	3,403,101
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	1,269	1,247,173
Lincoln National Corp., 3.35%, 03/09/25(a)	835	811,553
Marsh & McLennan Companies Inc., 3.50%, 03/10/25 (Call 12/10/24)	2,377	2,324,421
MetLife Inc.
3.00%, 03/01/25	1,568	1,520,176
3.60%, 11/13/25 (Call 08/13/25)	1,973	1,929,397
Principal Financial Group Inc., 3.40%, 05/15/25 (Call 02/15/25)	1,417	1,376,488
RenaissanceRe Finance Inc., 3.70%, 04/01/25 (Call 01/01/25)	925	902,199
		27,406,631
Internet — 1.4%
Alphabet Inc., 0.45%, 08/15/25 (Call 07/15/25)	3,922	3,577,531
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	4,180	3,853,542
3.00%, 04/13/25	4,640	4,507,018
4.60%, 12/01/25	585	590,002
5.20%, 12/03/25 (Call 09/03/25)(a)	2,665	2,727,707
Baidu Inc.
3.08%, 04/07/25 (Call 03/07/25)(a)	1,160	1,105,724
4.13%, 06/30/25	1,305	1,270,378
Booking Holdings Inc., 3.65%, 03/15/25 (Call 12/15/24)	1,673	1,637,097
eBay Inc.
1.90%, 03/11/25 (Call 02/11/25)	3,298	3,115,060

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
5.90%, 11/22/25 (Call 10/22/25)	$1,325	$1,367,917
Tencent Music Entertainment Group, 1.38%, 09/03/25 (Call 08/03/25)	892	802,202
VeriSign Inc., 5.25%, 04/01/25 (Call 01/01/25)	1,285	1,289,973
		25,844,151
Iron & Steel — 0.4%
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	2,203	2,070,930
3.95%, 05/23/25	1,575	1,552,619
Reliance Steel & Aluminum Co., 1.30%, 08/15/25 (Call 07/15/25)	1,619	1,483,668
Steel Dynamics Inc., 2.40%, 06/15/25 (Call 05/15/25)	1,931	1,817,708
		6,924,925
Leisure Time — 0.1%
Harley-Davidson Inc., 3.50%, 07/28/25 (Call 04/28/25)	1,786	1,710,988

Lodging — 0.4%
Hyatt Hotels Corp., 5.63%, 04/23/25 (Call 03/23/25)(a)	1,733	1,749,221
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)(a)	1,756	1,714,699
3.75%, 10/01/25 (Call 07/01/25)	1,434	1,393,719
Series EE, 5.75%, 05/01/25 (Call 04/01/25)	2,011	2,044,805
		6,902,444
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	2,723	2,470,197
1.45%, 05/15/25	1,611	1,505,963
3.40%, 05/13/25(a)	3,468	3,390,317
3.65%, 08/12/25(a)	1,530	1,499,920
4.90%, 01/17/25	1,233	1,245,749
CNH Industrial Capital LLC
3.95%, 05/23/25	2,455	2,404,059
5.45%, 10/14/25	755	767,556
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)	1,822	1,756,736
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)(a)	1,649	1,583,700
John Deere Capital Corp.
1.25%, 01/10/25	1,930	1,815,300
2.05%, 01/09/25	1,412	1,348,643
2.13%, 03/07/25(a)	1,155	1,100,276
3.40%, 06/06/25(a)	1,945	1,898,884
3.40%, 09/11/25	862	839,510
3.45%, 03/13/25	2,353	2,304,881
4.05%, 09/08/25	1,129	1,118,534
Otis Worldwide Corp., 2.06%, 04/05/25 (Call 03/05/25)	4,573	4,313,757
Rockwell Automation Inc., 2.88%, 03/01/25 (Call 12/01/24)	1,329	1,283,774
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25 (Call 05/15/25)	2,331	2,203,937
		34,851,693
Manufacturing — 0.5%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)	3,194	3,038,707
2.65%, 04/15/25 (Call 03/15/25)(a)	2,579	2,476,227
3.00%, 08/07/25(a)	2,084	2,012,977
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	847	821,514
Textron Inc., 3.88%, 03/01/25 (Call 12/01/24)	1,249	1,221,747
		9,571,172
Security	Par (000)	Value

Media — 2.8%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25 (Call 04/23/25)(a)	$14,181	$14,108,535
Comcast Corp.
3.38%, 02/15/25 (Call 11/15/24)	3,260	3,182,575
3.38%, 08/15/25 (Call 05/15/25)	4,937	4,803,010
3.95%, 10/15/25 (Call 08/15/25)(a)	9,638	9,507,887
5.25%, 11/07/25(a)	410	418,913
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	1,010	973,650
3.95%, 06/15/25 (Call 05/15/25)(a)	1,735	1,677,294
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	2,668	2,573,019
Paramount Global, 4.75%, 05/15/25 (Call 04/15/25)	2,753	2,733,509
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	2,911	2,808,242
Walt Disney Co. (The)
3.35%, 03/24/25	6,316	6,158,479
3.70%, 10/15/25 (Call 07/15/25)	2,273	2,222,858
		51,167,971
Metal Fabricate & Hardware — 0.1%
Precision Castparts Corp., 3.25%, 06/15/25 (Call 03/15/25)	2,806	2,729,761

Mining — 0.1%
Southern Copper Corp., 3.88%, 04/23/25	989	963,049

Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 4.13%, 05/01/25 (Call 05/01/23)	2,780	2,692,069

Oil & Gas — 3.5%
BP Capital Markets America Inc., 3.80%, 09/21/25 (Call 07/21/25)(a)	3,098	3,067,795
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)(a)	2,297	2,150,658
3.90%, 02/01/25 (Call 11/01/24)	2,673	2,615,156
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	7,686	7,235,908
3.33%, 11/17/25 (Call 08/17/25)(a)	1,944	1,900,046
Chevron USA Inc., 0.69%, 08/12/25 (Call 07/12/25)(a)	2,609	2,380,191
ConocoPhillips Co., 2.40%, 03/07/25 (Call 03/07/23)	1,865	1,784,656
Devon Energy Corp., 5.85%, 12/15/25 (Call 09/15/25)(a)	1,685	1,727,546
EOG Resources Inc., 3.15%, 04/01/25 (Call 01/01/25)	2,308	2,243,330
EQT Corp.
5.68%, 10/01/25 (Call 10/04/23)(a)	670	670,576
6.13%, 02/01/25 (Call 01/01/25)	3,515	3,554,825
Exxon Mobil Corp.
2.71%, 03/06/25 (Call 12/06/24)	4,803	4,659,871
2.99%, 03/19/25 (Call 02/19/25)	7,047	6,854,828
Marathon Petroleum Corp., 4.70%, 05/01/25 (Call 04/01/25)	4,306	4,300,876
Phillips 66
3.61%, 02/15/25 (Call 11/15/24)(b)	1,762	1,718,073
3.85%, 04/09/25 (Call 03/09/25)	2,562	2,521,674
Shell International Finance BV, 3.25%, 05/11/25(a)	8,804	8,600,099
TotalEnergies Capital International SA, 2.43%, 01/10/25 (Call 10/10/24)	4,985	4,802,001
		62,788,109
Oil & Gas Services — 0.2%
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)(a)	1,912	1,880,299
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25 (Call 08/17/25)	2,137	1,985,679
		3,865,978

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers — 0.4%
Amcor Flexibles North America Inc., 4.00%, 05/17/25 (Call 04/17/25)(a)	$1,700	$1,664,470
Sonoco Products Co., 1.80%, 02/01/25 (Call 02/01/23)	2,505	2,352,370
WRKCo Inc., 3.75%, 03/15/25 (Call 01/15/25)	2,784	2,714,428
		6,731,268
Pharmaceuticals — 5.4%
AbbVie Inc.
3.60%, 05/14/25 (Call 02/14/25)	11,979	11,682,520
3.80%, 03/15/25 (Call 12/15/24)	8,823	8,658,186
AmerisourceBergen Corp., 3.25%, 03/01/25 (Call 12/01/24)	2,120	2,052,224
AstraZeneca PLC, 3.38%, 11/16/25(a)	6,435	6,284,099
Bristol-Myers Squibb Co., 0.75%, 11/13/25 (Call 10/13/25)	3,188	2,894,736
Cardinal Health Inc., 3.75%, 09/15/25 (Call 06/15/25)(a)	2,064	2,014,939
Cigna Corp.
3.25%, 04/15/25 (Call 01/15/25)	3,603	3,498,981
4.13%, 11/15/25 (Call 09/15/25)	6,698	6,622,380
CVS Health Corp.
3.88%, 07/20/25 (Call 04/20/25)	8,746	8,572,217
4.10%, 03/25/25 (Call 01/25/25)(a)	4,002	3,970,784
Eli Lilly & Co., 2.75%, 06/01/25 (Call 03/01/25)	2,145	2,067,887
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25(a)	3,401	3,351,788
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(a)	2,645	2,418,932
2.63%, 01/15/25 (Call 11/15/24)	2,309	2,237,467
McKesson Corp., 0.90%, 12/03/25 (Call 11/03/25)(a)	1,988	1,789,061
Mead Johnson Nutrition Co., 4.13%, 11/15/25 (Call 08/15/25)(a)	2,612	2,583,555
Merck & Co. Inc., 2.75%, 02/10/25 (Call 11/10/24)	9,033	8,755,326
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	3,436	3,261,692
3.00%, 11/20/25 (Call 08/20/25)(a)	6,007	5,799,698
Pfizer Inc., 0.80%, 05/28/25 (Call 04/28/25)(a)	2,824	2,609,065
Viatris Inc., 1.65%, 06/22/25 (Call 05/22/25)	3,135	2,882,476
Zoetis Inc.
4.50%, 11/13/25 (Call 08/13/25)	2,119	2,112,685
5.40%, 11/14/25 (Call 10/14/25)	255	260,766
		96,381,464
Pipelines — 3.5%
Cheniere Corpus Christi Holdings LLC, 5.88%, 03/31/25 (Call 10/02/24)	4,943	4,993,517
Columbia Pipeline Group Inc., 4.50%, 06/01/25 (Call 03/01/25)	4,112	4,077,665
DCP Midstream Operating LP, 5.38%, 07/15/25 (Call 04/15/25)	1,410	1,409,958
Enbridge Energy Partners LP, 5.88%, 10/15/25 (Call 07/15/25)	1,440	1,473,250
Enbridge Inc.
2.50%, 01/15/25 (Call 12/15/24)	2,295	2,187,571
2.50%, 02/14/25	1,801	1,715,164
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	3,734	3,564,140
4.05%, 03/15/25 (Call 12/15/24)	3,342	3,278,368
5.95%, 12/01/25 (Call 09/01/25)	1,299	1,329,254
Enterprise Products Operating LLC, 3.75%, 02/15/25 (Call 11/15/24)(a)	4,842	4,766,320
Kinder Morgan Inc., 4.30%, 06/01/25 (Call 03/01/25)(a)	5,589	5,533,781
MPLX LP
4.00%, 02/15/25 (Call 11/15/24)	2,501	2,446,478
4.88%, 06/01/25 (Call 03/01/25)	3,895	3,887,600
ONEOK Inc., 2.20%, 09/15/25 (Call 08/15/25)	1,374	1,277,463
ONEOK Partners LP, 4.90%, 03/15/25 (Call 12/15/24)	2,164	2,155,582
Security	Par (000)	Value

Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25 (Call 07/15/25)	$3,995	$3,956,648
Sabine Pass Liquefaction LLC, 5.63%, 03/01/25 (Call 12/01/24)	6,261	6,320,479
Spectra Energy Partners LP, 3.50%, 03/15/25 (Call 12/15/24)	2,199	2,136,285
TC PipeLines LP, 4.38%, 03/13/25 (Call 12/13/24)	1,087	1,071,695
Williams Companies Inc. (The)
3.90%, 01/15/25 (Call 10/15/24)	2,929	2,873,173
4.00%, 09/15/25 (Call 06/15/25)	2,853	2,793,258
		63,247,649
Real Estate — 0.2%
Brookfield Asset Management Inc., 4.00%, 01/15/25 (Call 10/15/24)	3,155	3,116,225

Real Estate Investment Trusts — 3.7%
Alexandria Real Estate Equities Inc., 3.45%, 04/30/25 (Call 02/28/25)(a)	2,186	2,125,579
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(a)	2,313	2,104,067
2.40%, 03/15/25 (Call 02/15/25)	2,527	2,395,116
2.95%, 01/15/25 (Call 12/15/24)	2,216	2,131,991
4.00%, 06/01/25 (Call 03/01/25)	2,551	2,494,674
AvalonBay Communities Inc.
3.45%, 06/01/25 (Call 03/03/25)	1,384	1,345,220
3.50%, 11/15/25 (Call 08/15/25)	1,266	1,225,463
Boston Properties LP, 3.20%, 01/15/25 (Call 10/15/24)	2,658	2,566,485
Brixmor Operating Partnership LP, 3.85%, 02/01/25 (Call 11/01/24)	2,353	2,278,904
Crown Castle International Corp., 1.35%, 07/15/25 (Call 06/15/25)	2,624	2,414,106
CubeSmart LP, 4.00%, 11/15/25 (Call 08/15/25)	1,232	1,199,697
EPR Properties, 4.50%, 04/01/25 (Call 01/01/25)	700	677,194
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,727	2,464,908
1.25%, 07/15/25 (Call 06/15/25)	2,137	1,957,855
ERP Operating LP, 3.38%, 06/01/25 (Call 03/01/25)	1,414	1,371,354
Essex Portfolio LP, 3.50%, 04/01/25 (Call 01/01/25)	1,541	1,498,807
GLP Capital LP/GLP Financing II Inc., 5.25%, 06/01/25 (Call 03/01/25)	3,161	3,137,198
Healthpeak Properties Inc.
3.40%, 02/01/25 (Call 11/01/24)	690	668,362
4.00%, 06/01/25 (Call 03/01/25)(a)	1,052	1,033,096
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25 (Call 03/15/25)	1,417	1,381,136
Kilroy Realty LP, 4.38%, 10/01/25 (Call 07/01/25)	1,395	1,363,780
Kimco Realty Corp., 3.30%, 02/01/25 (Call 12/01/24)	1,663	1,613,858
Kite Realty Group Trust, 4.00%, 03/15/25 (Call 12/15/24)(a)	965	930,501
Mid-America Apartments LP, 4.00%, 11/15/25 (Call 08/15/25)	1,755	1,722,252
National Retail Properties Inc., 4.00%, 11/15/25 (Call 08/15/25)(a)	988	966,541
Omega Healthcare Investors Inc., 4.50%, 01/15/25 (Call 10/15/24)(a)	1,506	1,479,615
Realty Income Corp.
3.88%, 04/15/25 (Call 02/15/25)(a)	2,029	1,991,281
4.63%, 11/01/25 (Call 09/01/25)	2,058	2,052,196
Simon Property Group LP, 3.50%, 09/01/25 (Call 06/01/25)(a)	3,693	3,588,562
SITE Centers Corp., 3.63%, 02/01/25 (Call 11/01/24)	1,885	1,799,591
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	1,865	1,780,217

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.50%, 02/01/25 (Call 11/01/24)	$2,350	$2,278,090
VICI Properties LP, 4.38%, 05/15/25	1,705	1,668,359
Vornado Realty LP, 3.50%, 01/15/25 (Call 11/15/24)(a)	1,571	1,502,159
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)(a)	4,517	4,420,652
WP Carey Inc., 4.00%, 02/01/25 (Call 12/01/24)	1,293	1,276,126
		66,904,992
Retail — 2.9%
AutoNation Inc., 4.50%, 10/01/25 (Call 07/01/25)(a)	1,344	1,322,079
AutoZone Inc.
3.25%, 04/15/25 (Call 01/15/25)	1,928	1,863,836
3.63%, 04/15/25 (Call 03/15/25)	2,404	2,349,429
Dollar General Corp., 4.15%, 11/01/25 (Call 08/01/25)	1,682	1,655,542
Dollar Tree Inc., 4.00%, 05/15/25 (Call 03/15/25)	4,633	4,550,162
Genuine Parts Co., 1.75%, 02/01/25 (Call 02/01/23)(a)	3,113	2,927,403
Home Depot Inc. (The)
2.70%, 04/15/25 (Call 03/15/25)(a)	1,655	1,595,983
3.35%, 09/15/25 (Call 06/15/25)(a)	4,356	4,251,456
4.00%, 09/15/25 (Call 08/15/25)	120	119,506
Lowe’s Companies Inc.
3.38%, 09/15/25 (Call 06/15/25)	2,745	2,661,003
4.00%, 04/15/25 (Call 03/15/25)	2,987	2,944,375
4.40%, 09/08/25(a)	1,540	1,533,686
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)	1,928	1,787,256
3.30%, 07/01/25 (Call 06/15/25)	2,770	2,697,426
3.38%, 05/26/25 (Call 02/26/25)(a)	3,072	2,995,722
Ross Stores Inc., 4.60%, 04/15/25 (Call 03/15/25)	3,032	3,021,418
Starbucks Corp., 3.80%, 08/15/25 (Call 06/15/25)	5,304	5,214,044
Target Corp., 2.25%, 04/15/25 (Call 03/15/25)	6,320	6,025,362
Walmart Inc., 3.55%, 06/26/25 (Call 04/26/25)	2,680	2,648,296
		52,163,984
Semiconductors — 2.2%
Analog Devices Inc., 2.95%, 04/01/25 (Call 03/01/25)(a)	2,088	2,024,754
Applied Materials Inc., 3.90%, 10/01/25 (Call 07/01/25)	2,583	2,550,687
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.13%, 01/15/25 (Call 11/15/24)	2,148	2,075,591
Broadcom Inc., 3.15%, 11/15/25 (Call 10/15/25)	3,541	3,388,525
Intel Corp.
3.40%, 03/25/25 (Call 02/25/25)	5,231	5,109,013
3.70%, 07/29/25 (Call 04/29/25)	7,893	7,728,668
Lam Research Corp., 3.80%, 03/15/25 (Call 12/15/24)	1,974	1,944,133
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/23)	4,030	3,949,239
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25 (Call 04/01/25)(a)	2,385	2,267,801
QUALCOMM Inc., 3.45%, 05/20/25 (Call 02/20/25)	5,192	5,088,056
Texas Instruments Inc., 1.38%, 03/12/25 (Call 02/12/25)	3,128	2,939,507
		39,065,974
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25 (Call 04/01/25)	2,074	2,010,515

Software — 3.1%
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	2,478	2,356,429
3.25%, 02/01/25 (Call 11/01/24)	3,823	3,737,556
Autodesk Inc., 4.38%, 06/15/25 (Call 03/15/25)(a)	978	972,015
Fidelity National Information Services Inc., 4.50%, 07/15/25	1,245	1,234,443
Fiserv Inc., 3.85%, 06/01/25 (Call 03/01/25)	3,700	3,618,304
Intuit Inc., 0.95%, 07/15/25 (Call 06/15/25)	2,143	1,968,410
Security	Par/ Shares (000)	Value

Software (continued)
Microsoft Corp.
2.70%, 02/12/25 (Call 11/12/24)(a)	$5,739	$5,576,816
3.13%, 11/03/25 (Call 08/03/25)(a)	9,460	9,215,648
Oracle Corp.
2.50%, 04/01/25 (Call 03/01/25)	8,402	8,011,811
2.95%, 05/15/25 (Call 02/15/25)(a)	10,570	10,153,436
5.80%, 11/10/25(a)	370	380,645
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	2,118	1,931,828
3.85%, 12/15/25 (Call 09/15/25)(a)	1,166	1,141,339
Take-Two Interactive Software Inc., 3.55%, 04/14/25	2,343	2,272,663
VMware Inc., 4.50%, 05/15/25 (Call 04/15/25)	3,267	3,238,152
		55,809,495
Telecommunications — 1.9%
Cisco Systems Inc., 3.50%, 06/15/25	2,228	2,194,112
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	1,534	1,384,435
Rogers Communications Inc.
2.95%, 03/15/25 (Call 03/15/23)(b)	2,010	1,932,896
3.63%, 12/15/25 (Call 09/15/25)	2,906	2,805,453
T-Mobile USA Inc., 3.50%, 04/15/25 (Call 03/15/25)	10,769	10,459,176
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(a)	4,172	3,774,701
3.38%, 02/15/25(a)	5,843	5,690,439
Vodafone Group PLC, 4.13%, 05/30/25	6,262	6,163,436
		34,404,648
Transportation — 1.2%
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(a)	2,071	2,004,314
3.65%, 09/01/25 (Call 06/01/25)	1,651	1,615,570
7.00%, 12/15/25	563	602,765
Canadian Pacific Railway Co., 2.90%, 02/01/25 (Call 11/01/24)(a)	3,061	2,948,416
CSX Corp., 3.35%, 11/01/25 (Call 08/01/25)(a)	2,079	2,014,655
Norfolk Southern Corp., 3.65%, 08/01/25 (Call 06/01/25)	950	928,235
Ryder System Inc.
3.35%, 09/01/25 (Call 08/01/25)(a)	1,903	1,818,640
4.63%, 06/01/25 (Call 05/01/25)	1,496	1,485,722
Union Pacific Corp.
3.25%, 01/15/25 (Call 10/15/24)(a)	1,489	1,455,617
3.25%, 08/15/25 (Call 05/15/25)	1,477	1,436,530
3.75%, 07/15/25 (Call 05/15/25)	1,759	1,730,188
United Parcel Service Inc., 3.90%, 04/01/25 (Call 03/01/25)(a)	4,527	4,483,767
		22,524,419
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 03/30/25 (Call 12/30/24)	1,665	1,600,248

Water — 0.1%
American Water Capital Corp., 3.40%, 03/01/25 (Call 12/01/24)(a)	1,747	1,706,312

Total Long-Term Investments — 98.9%
(Cost: $1,851,128,857)		1,780,635,424

Short-Term Securities

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.56%(c)(d)(e)	93,411	93,466,710

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.18%(c)(d)	4,860	$4,860,000

Total Short-Term Securities — 5.5%
(Cost: $98,242,057)		98,326,710

Total Investments — 104.4%
(Cost: $1,949,370,914)		1,878,962,134

Liabilities in Excess of Other Assets — (4.4)%		(79,227,244)

Net Assets — 100.0%		$1,799,734,890

(a)	All or a portion of this security is on loan.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/23	Shares Held at 01/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$112,722,366	$—	$(19,331,705)	(a)	$644	$75,405	$93,466,710	93,411	$89,979	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,490,000	—	(1,630,000)	(a)	—	—	4,860,000	4,860	39,769		1
					$644	$75,405	$98,326,710		$129,748		$1

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,780,635,424	$—	$1,780,635,424

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2025 Term Corporate ETF
January 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$98,326,710	$—	$—	$98,326,710
	$98,326,710	$1,780,635,424	$—	$1,878,962,134